Shareholder Report, Line Graph (Details) 199248_Tortoise Energy Infrastructure Total Return Fund_C Class_TSR Annual {C Class} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
C Class
Account Value [Line Items]
Line Graph and Table Measure Name											C Class (with sales charge)
Accumulated Value	$ 24,848	$ 16,578	$ 15,396	$ 11,823	$ 8,506	$ 11,404	$ 11,652	$ 11,876	$ 12,437	$ 10,000	$ 24,202
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	34,066	25,443	22,350	24,617	19,244	16,384	14,111	13,277	10,806	10,000	$ 39,175
Tortoise North American Pipeline Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Tortoise North American Pipeline Index TR
Accumulated Value	$ 30,199	$ 20,400	$ 19,442	$ 15,098	$ 11,514	$ 13,680	$ 12,920	$ 12,829	$ 12,481	$ 10,000	$ 31,101